Class I Shares [Member] Expense Example - Class I Shares [Member] - Janus Henderson Government Money Market Fund - American Cancer Society Support - Class I For Participants	Jun. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	200
Expense Example, with Redemption, 10 Years	$ 474